Business segments - Disclosure of operating segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	S/ 397,066	S/ 414,702
Total assets	87,482,632	89,953,909
Total liabilities	77,436,681	80,398,547
Banking [Member]
Disclosure of operating segments [line items]
Capital expenditures	258,887	216,786
Total assets	66,977,277	68,584,019
Total liabilities	59,498,433	61,581,982
Insurance [Member]
Disclosure of operating segments [line items]
Capital expenditures	41,599	157,186
Total assets	14,134,224	15,254,493
Total liabilities	13,150,041	14,380,847
Wealth Management [Member]
Disclosure of operating segments [line items]
Capital expenditures	3,443	40,114
Total assets	5,102,598	5,722,539
Total liabilities	4,208,369	4,427,452
Holding and eliminations [Member]
Disclosure of operating segments [line items]
Capital expenditures	1,004	616
Total assets	(365,923)	(392,858)
Total liabilities	(106,454)	S/ 8,266
Payments [Member]
Disclosure of operating segments [line items]
Capital expenditures	92,133
Total assets	902,610
Total liabilities	S/ 686,292